			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one.):    [ ] is a restatement.
				      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Capital Investment Counsel, Inc.
Address:  210 University Blvd. #550
          Denver, CO  80206

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sharon Gaare
Title: Chief Compliance Officer
Phone: 303-329-9000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reorted in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reprt, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Manager: zero

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: 203010



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      212     2580 SH       SOLE                     2580
Ameren Corp                    COM              023608102     7933   158219 SH       SOLE                   158219
Amerivest Properties Inc.      COM              03071L101      102    16000 SH       SOLE                    16000
Anheuser-Busch Co              COM              035229103      216     4266 SH       SOLE                     4266
Atmel Corp                     COM              049513104       47    12100 SH       SOLE                    12100
Avaya Communication            COM              053499109     7072   411162 SH       SOLE                   411162
BP P.L.C.                      COM              055622104      375     6421 SH       SOLE                     6421
Bellsouth Corp                 COM              079860102      300    10785 SH       SOLE                    10785
Biomet                         COM              090613100     6289   144950 SH       SOLE                   144950
Brinker International Inc.     COM              109641100     5444   155245 SH       SOLE                   155245
Chevrontexaco Corporation      COM              166764100     7865   149786 SH       SOLE                   149786
Cisco Systems                  COM              17275R102      247    12800 SH       SOLE                    12800
Citigroup Inc.                 COM              172967101     6318   131142 SH       SOLE                   131142
Costco Wholesale Corp          COM              22160k105     7397   152794 SH       SOLE                   152794
DJ US Basic Materials Index    COM              464287838     7203   143022 SH       SOLE                   143022
Dell Computer                  COM              24702R101      360     8533 SH       SOLE                     8533
Disney Walt Co                 COM              254687106      405    14574 SH       SOLE                    14574
Dupont Ei Denemours            COM              263534109      293     5966 SH       SOLE                     5966
E M C Corp Mass Comm           COM              268648102      157    10533 SH       SOLE                    10533
Exxon Mobil Corp               COM              30231g102     8725   170218 SH       SOLE                   170218
Fiserv Inc                     COM              337738108      208     5172 SH       SOLE                     5172
General Electric               COM              369604103     7806   213850 SH       SOLE                   213850
Hewlett Packard                COM              428236103      276    13146 SH       SOLE                    13146
Home Depot                     COM              437076102      802    18754 SH       SOLE                    18754
I Shares Dow Jones US Energy   COM              464287796      776    12065 SH       SOLE                    12065
I Shares S&P 500 Index         COM              464287200     7629    63050 SH       SOLE                    63050
I Shares Trust DJ US Healthcar COM              464287762      941    15960 SH       SOLE                    15960
I Shares Trust Dow Jones Selec COM              464287168    13684   222870 SH       SOLE                   222870
I-Shares S&P 500 Barra Growth  COM              464287309    11476   198715 SH       SOLE                   198715
Intel Corp                     COM              458140100     5892   251920 SH       SOLE                   251920
Intl Business Machines         COM              459200101      884     8966 SH       SOLE                     8966
JDS Uniphase Corporation       COM              46612J101       32    10100 SH       SOLE                    10100
Janus Capital Group Inc        COM              47102X105      389    23150 SH       SOLE                    23150
Johnson & Johnson              COM              478160104     7007   110490 SH       SOLE                   110490
Kimberly-Clark                 COM              494368103     6443    97899 SH       SOLE                    97899
L-3 Communications Holdings    COM              502424104     6872    93835 SH       SOLE                    93835
Medtronic Inc                  COM              585055106     5766   116084 SH       SOLE                   116084
Microsoft Corp                 COM              594918104     6231   233185 SH       SOLE                   233185
Pinnacle West Capital Corp     COM              723484101     6231   140301 SH       SOLE                   140301
Qualcomm Inc                   COM              747525103     4975   117339 SH       SOLE                   117339
S&P 500 Barra Value Index - I  COM              464287408     5273    83860 SH       SOLE                    83860
S&P Midcap 400 Index           COM              464287507    17080   129080 SH       SOLE                   129080
SBC Communications             COM              78387g103      387    15023 SH       SOLE                    15023
Verizon Communications         COM              92343V104     6910   170569 SH       SOLE                   170569
Walmart Stores Inc             COM              931142103      247     4682 SH       SOLE                     4682
Washington Mutual Inc          COM              939322103     5697   134751 SH       SOLE                   134751
Wells Fargo                    COM              949746101     6134    98702 SH       SOLE                    98702